Allowance for Credit Losses (Parenthetical) (Detail) (INR) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Cash recoveries, recoveries against write off cases	3,554.0	6,400.0